Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of stock warrants
	Restricted Shares	Restricted Stock Units	Total	Weighted Average Grant Date Fair Value
Unvested as of June 30, 2020	72,313	534,302	606,615	$6.56
Granted	—	429,974	429,974	4.88
Vested	(8,024)	(157,350)	(165,374)	5.08
Forfeited	—	(43,906)	(43,906)	6.83
Unvested as of December 31, 2020	64,289	763,020	827,309	$6.77
Granted	—	447,642	447,642	4.05
Vested	(30,559)	(427,711)	(458,270)	5.55
Forfeited	(1,336)	(99,184)	(100,520)	4.51
Unvested as of December 31, 2021	32,394	683,767	716,161	5.47